Schedules of Investments As of April 30, 2023

Permanent Portfolio®

Class A – PRPDX | Class C – PRPHX | Class I – PRPFX

Short-Term Treasury Portfolio

Class I – PRTBX

Versatile Bond Portfolio

Class A – PRVDX | Class C – PRVHX | Class I – PRVBX

Aggressive Growth Portfolio

Class A – PAGDX | Class C – PAGHX | Class I – PAGRX

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2023 (Unaudited)

Quantity		Market Value
	GOLD ASSETS — 22.26% of Total Net Assets
230,239 Troy Oz.	Gold bullion (a)	$458,198,186
90,000 Coins	One-ounce gold coins (a)	185,227,000

	Total Gold Assets (identified cost $351,785,612)	$643,425,186

	SILVER ASSETS — 5.93% of Total Net Assets
6,859,755 Troy Oz.	Silver bullion (a)	$171,487,023

	Total Silver Assets (identified cost $111,034,044)	$171,487,023

Principal Amount
	SWISS FRANC ASSETS — 7.77% of Total Net Assets
CHF 4,494,343	Swiss franc deposits (a)	$5,028,073

CHF 60,000,000	1.250% Swiss Confederation Bonds, 06-11-24	67,269,676
CHF 70,000,000	1.500% Swiss Confederation Bonds, 07-24-25	79,021,648
CHF 65,000,000	1.250% Swiss Confederation Bonds, 05-28-26	73,239,078

	Total Swiss Confederation bonds	$219,530,402

	Total Swiss Franc Assets (identified cost $217,604,126)	$224,558,475

Number of Shares
	REAL ESTATE AND NATURAL RESOURCE STOCKS — 16.86% of Total Net Assets

	NATURAL RESOURCES — 9.29% of Total Net Assets
170,000	APA Corporation	$6,264,500
160,000	BHP Group, Ltd. (b)	9,446,400
1,700,000	Birchcliff Energy, Ltd.	10,312,200
145,000	BP, p.l.c. (b)	5,840,600
500,000	Cameco Corporation	13,745,000
145,000	Canadian Natural Resources Ltd.	8,840,650
140,000	Chevron Corporation	23,601,200
140,000	ConocoPhillips	14,404,600
300,000	Devon Energy Corporation	16,029,000
140,000	Exxon Mobil Corporation	16,567,600
2,100,000	Freeport-McMoRan, Inc.	79,611,000
350,000	Murphy Oil Corporation	12,848,500
125,000	Nutrien, Ltd.	8,675,000
170,000	Occidental Petroleum Corporation	10,460,100
100,000	Occidental Petroleum Corporation warrants (a)	4,020,000
170,000	Ovintiv, Inc.	6,133,600
160,000	Rio Tinto p.l.c (b)	10,238,400
500,000	South32 Limited (b)	7,040,000
200,000	Vale S.A. (b)	2,882,000
50,000	Viper Energy Partners LP	1,472,000

		$268,432,350

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2023 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 7.57% of Total Net Assets
125,000	Alexander & Baldwin, Inc.	$2,403,750
60,000	AvalonBay Communities, Inc.	10,822,200
60,000	Boston Properties, Inc.	3,201,600
200,000	Centerspace	11,276,000
75,000	Digital Realty Trust, Inc.	7,436,250
60,000	Essex Property Trust, Inc.	13,183,800
100,000	Federal Realty Investment Trust	9,889,000
150,000	Highwoods Properties, Inc.	3,438,000
250,000	Kimco Realty Corporation	4,797,500
400,000	Outfront Media, Inc.	6,664,000
150,000	Prologis, Inc.	18,787,500
125,000	Regency Centers Corporation	7,678,750
100,000	Simon Property Group, Inc.	11,332,000
55,000	Texas Pacific Land Corporation	81,270,750
125,000	UDR, Inc.	5,166,250
250,000	UMH Properties, Inc.	3,800,000
200,000	Urstadt Biddle Properties, Inc.	3,196,000
500,000	Urstadt Biddle Properties, Inc. Class A	8,610,000
100,000	Vornado Realty Trust	1,501,000
150,000	Weyerhaeuser Company	4,486,500

		$218,940,850

	Total Real Estate and Natural Resource Stocks (identified cost $298,728,283)	$487,373,200

	AGGRESSIVE GROWTH STOCKS — 18.22% of Total Net Assets

	AEROSPACE — 1.20% of Total Net Assets
75,000	Lockheed Martin Corporation	$34,833,750

		$34,833,750
	CHEMICALS — 1.19% of Total Net Assets
70,000	Air Products & Chemicals, Inc.	$20,605,200
75,000	Albemarle Corporation	13,909,500

		$34,514,700
	COMPUTER SOFTWARE & SERVICES — 1.22% of Total Net Assets
70,000	Autodesk, Inc. (a)	$13,635,300
1,500,000	Palantir Technologies, Inc. Class A (a)	11,625,000
190,000	Twilio, Inc. Class A (a)	9,995,900

		$35,256,200
	ELECTRICAL EQUIPMENT & ELECTRONICS — 2.73% of Total Net Assets
45,000	Broadcom, Inc.	$28,192,500
250,000	Intel Corporation	7,765,000
155,000	NVIDIA Corporation	43,010,950

		$78,968,450
	ENERGY SERVICES & PROCESSING — .67% of Total Net Assets
250,000	HF Sinclair Corporation	$11,027,500
85,000	Phillips 66	8,415,000

		$19,442,500

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2023 (Unaudited)

Number of Shares		Market Value
	ENGINEERING & CONSTRUCTION — .66% of Total Net Assets
175,000	Fluor Corporation (a)	$5,085,500
125,000	Lennar Corporation Class A	14,101,250

		$19,186,750
	ENTERTAINMENT & LEISURE — 2.13% of Total Net Assets
75,000	Disney (Walt) Company (a)	$7,687,500
190,000	Meta Platforms, Inc. Class A (a)	45,660,800
70,000	Wynn Resorts, Ltd.	7,999,600

		$61,347,900
	FINANCIAL SERVICES — 1.86% of Total Net Assets
300,000	Affirm Holdings, Inc. Class A (a)	$2,958,000
110,000	First Republic Bank	386,100
500,000	KeyCorp	5,630,000
180,000	Morgan Stanley	16,194,600
200,000	Schwab (Charles) Corporation	10,448,000
90,000	State Street Corporation	6,503,400
50,000	Visa, Inc. Class A	11,636,500

		$53,756,600
	MANUFACTURING — 2.26% of Total Net Assets
80,000	Agilent Technologies, Inc.	$10,834,400
80,000	Illinois Tool Works, Inc.	19,355,200
80,000	IPG Photonics Corporation (a)	9,198,400
80,000	Parker-Hannifin Corporation	25,990,400

		$65,378,400
	MATERIALS — .70% of Total Net Assets
135,000	Nucor Corporation	$20,004,300

		$20,004,300
	PHARMACEUTICALS — .69% of Total Net Assets
75,000	Amgen, Inc.	$17,980,500
500,000	Atara Biotherapeutics, Inc. (a)	1,355,000
300,000	Personalis, Inc. (a)	684,000

		$20,019,500
	RETAIL — 1.30% of Total Net Assets
60,000	Costco Wholesale Corporation	$30,193,200
60,000	Williams-Sonoma, Inc.	7,262,400

		$37,455,600
	TRANSPORTATION — 1.61% of Total Net Assets
200,000	Canadian Pacific Railway Limited	$15,768,000
75,000	FedEx Corporation	17,083,500
75,000	Ryder System, Inc.	5,937,000
250,000	Uber Technologies, Inc. (a)	7,762,500

		$46,551,000

	Total Aggressive Growth Stocks (identified cost $326,616,120)	$526,715,650

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2023 (Unaudited)

Principal Amount		Market Value
	DOLLAR ASSETS — 28.20% of Total Net Assets

	CORPORATE BONDS — 27.21% of Total Net Assets

	ADVERTISING & MARKETING— .26% of Total Net Assets
$7,500,000	4.200% The Interpublic Group of Companies, Inc., 04-15-24	$7,392,004

		$7,392,004
	AEROSPACE — .86% of Total Net Assets
14,566,000	3.850% L3Harris Technologies, Inc., 06-15-23	$14,537,366
3,000,000	8.375% Lockheed Martin Corporation, 06-15-24	3,130,651
7,500,000	2.930% Northrop Grumman Corporation, 01-15-25	7,275,728

		$24,943,745
	CHEMICALS — .34% of Total Net Assets
10,000,000	4.650% Albemarle Corporation, 06-01-27	$9,880,655

		$9,880,655
	COMMUNICATIONS SERVICES — .12% of Total Net Assets
3,500,000	.750% Bell Canada, 03-17-24	$3,366,081

		$3,366,081
	COMPUTER SOFTWARE & SERVICES — 1.49% of Total Net Assets
11,500,000	4.150% Trimble, Inc., 06-15-23	$11,472,205
31,803,000	4.750% Trimble, Inc., 12-01-24	31,508,186

		$42,980,391
	CONSUMER PRODUCTS — 4.83% of Total Net Assets
40,000,000	3.222% B.A.T. Capital Corporation, 08-15-24	$38,913,440
15,000,000	4.600% Conagra Brands, Inc., 11-01-25	14,906,243
5,640,000	7.125% Conagra Brands, Inc., 10-01-26	6,019,786
5,000,000	3.650% General Mills, Inc., 02-15-24	4,931,205
17,500,000	3.500% Imperial Brands, p.l.c., 07-26-26 (c)	16,551,045
1,200,000	3.500% McCormick & Company, Inc., 09-01-23	1,191,301
10,870,000	2.250% Mondelez International Holdings Netherlands B.V., 09-19-24 (c)	10,472,055
27,500,000	1.250% Pernod Ricard International Finance, LLC, 04-01-28 (c)	23,807,891
7,500,000	2.750% Reckitt Benckiser Treasury Services PLC, 06-26-24 (c)	7,298,497
15,000,000	3.500% Smucker (J. M.) Company, 03-15-25	14,669,648
1,050,000	2.250% Suntory Holdings, Ltd., 10-16-24 (c)	1,003,758

		$139,764,869
	ENERGY SERVICES & PROCESSING — .17% of Total Net Assets
5,000,000	2.625% HF Sinclair Corporation, 10-01-23	$4,927,205

		$4,927,205
	ENGINEERING & CONSTRUCTION — 1.09% of Total Net Assets
12,500,000	2.500% D.R. Horton, Inc., 10-15-24	$12,050,400
7,500,000	5.875% Lennar Corporation, 11-15-24	7,545,656
5,000,000	4.750% Lennar Corporation, 11-29-27	4,961,213
7,000,000	5.500% PulteGroup, Inc., 03-01-26	7,060,903

		$31,618,172
	ENTERTAINMENT & LEISURE — .10% of Total Net Assets
2,500,000	7.625% Disney (Walt) Company, 11-30-28	$2,828,354

		$2,828,354

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2023 (Unaudited)

Principal Amount		Market Value
	FINANCIAL SERVICES — 4.71% of Total Net Assets
$13,500,000	4.250% Affiliated Managers Group, Inc., 02-15-24	$13,309,745
7,500,000	3.500% Affiliated Managers Group, Inc., 08-01-25	7,209,667
7,500,000	6.750% AmSouth Bancorporation, 11-01-25	7,168,493
15,000,000	4.000% Apollo Management Holdings, LLC, 05-30-24 (c)	14,691,818
7,500,000	4.250% Associated Banc-Corp, 01-15-25	7,185,495
7,500,000	3.375% Citadel Finance, LLC, 03-09-26 (c)	6,837,203
10,000,000	3.650% Fifth Third Bancorp, 01-25-24	9,834,920
15,000,000	3.550% First Horizon Corporation, 05-26-23	14,913,090
15,000,000	4.875% Janus Henderson Holdings, Inc., 08-01-25	14,678,460
2,000,000	5.500% Jefferies Group, LLC, 10-18-23	1,997,626
17,500,000	3.750% Lazard Group, LLC, 02-13-25	16,987,031
10,000,000	3.500% SVB Financial Group, 01-29-25	7,275,000
15,000,000	.700% UBS Group, AG, 08-09-24 (c)	14,077,717

		$136,166,265
	INFORMATION SERVICES — .36% of Total Net Assets
5,000,000	2.750% Fiserv, Inc., 07-01-24	$4,865,330
5,500,000	6.625% Relx, Inc., 10-15-23 (c)	5,524,778

		$10,390,108
	INSURANCE — 1.61% of Total Net Assets
15,000,000	3.625% Alleghany Corporation, 05-15-30	$14,312,520
5,000,000	4.500% Horace Mann Educators Corporation, 12-01-25	4,808,000
15,000,000	4.350% Kemper Corporation, 02-15-25	14,684,850
2,163,000	7.625% Massachusetts Mutual Life Insurance Company, 11-15-23 (c)	2,178,636
7,500,000	4.400% Mercury General Corporation, 03-15-27	7,277,145
3,500,000	5.125% SBL Holdings, Inc., 11-13-26 (c)	3,181,022

		$46,442,173
	MANUFACTURING — 1.08% of Total Net Assets
15,000,000	2.750% Alcon Finance Corporation, 09-23-26 (c)	$14,123,220
10,000,000	4.625% Kennametal, Inc., 06-15-28	9,730,805
2,500,000	4.550% Keysight Technologies, Inc., 10-30-24	2,485,487
5,000,000	2.700% Parker-Hannifin Corporation, 06-14-24	4,860,043

		$31,199,555
	MATERIALS— .72% of Total Net Assets
7,500,000	2.400% Steel Dynamics, Inc., 06-15-25	$7,115,625
6,500,000	4.500% Vulcan Materials Company, 04-01-25	6,443,613
7,535,000	3.000% WRKCO, Inc., 09-15-24	7,317,773

		$20,877,011
	NATURAL RESOURCES — 1.44% of Total Net Assets
5,250,000	3.900% Cimarex Energy Company, 05-15-27	$4,628,376
4,500,000	3.900% Coterra Energy, Inc., 05-15-27	4,334,985
20,000,000	4.250% Mosaic Company, 11-15-23	19,826,550
3,541,000	6.950% Occidental Petroleum Corporation, 07-01-24	3,604,970
4,779,000	4.125% Parsley Energy, LLC, 02-15-28 (c)	4,563,644
5,000,000	3.800% Yara International ASA, 06-06-26 (c)	4,750,000

		$41,708,525

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2023 (Unaudited)

Principal Amount		Market Value
	PHARMACEUTICALS — .29% of Total Net Assets
$6,500,000	3.250% EMD Finance, LLC, 03-15-25 (c)	$6,312,299
2,169,000	4.400% Takeda Pharmaceutical Company, Limited, 11-26-23	2,142,777

		$8,455,076
	REAL ESTATE — 4.76% of Total Net Assets
7,500,000	4.100% Brandywine Operating Partnership, L.P., 10-01-24	$7,054,695
5,000,000	3.950% Brandywine Operating Partnership, L.P., 11-15-27	3,860,432
10,000,000	2.000% Corporate Office Properties, L.P., 01-15-29	7,733,410
3,500,000	2.625% Equinix, Inc., 11-18-24	3,366,471
4,500,000	3.250% Essex Portfolio, L.P., 05-01-23	4,500,000
9,500,000	3.950% Federal Realty Investment Trust, 01-15-24	9,413,279
4,575,000	1.250% Federal Realty Investment Trust, 02-15-26	4,144,641
7,500,000	4.125% Highwoods Realty, L.P., 03-15-28	6,657,645
7,927,000	4.450% Kimco Realty Corporation, 01-15-24	7,831,991
8,725,000	3.850% Kimco Realty Corporation, 06-01-25	8,365,918
4,537,000	4.400% LXP Industrial Trust, 06-15-24	4,432,517
4,500,000	3.400% Piedmont Operating Partnership, L.P., 06-01-23	4,455,392
9,500,000	4.450% Piedmont Operating Partnership, L.P., 03-15-24	9,218,829
5,000,000	4.600% Realty Income Corporation, 02-06-24	4,951,668
10,000,000	5.000% Retail Opportunity Investments Corporation, 12-15-23	9,829,685
15,000,000	4.000% Retail Opportunity Investments Corporation, 12-15-24	14,439,795
12,500,000	3.625% Site Centers Corporation, 02-01-25	11,809,688
7,045,000	2.300% Sun Communities Operating, L.P., 11-01-28	6,048,492
10,000,000	2.950% UDR, Inc., 09-01-26	9,407,215

		$137,521,763
	RETAIL — .71% of Total Net Assets
7,500,000	1.750% Advance Auto Parts, Inc., 10-01-27	$6,529,815
14,500,000	3.500% AutoNation, Inc., 11-15-24	14,096,610

		$20,626,425
	TRANSPORTATION — .76% of Total Net Assets
7,500,000	2.875% Canadian Pacific Kansas City, Ltd., 11-15-29	$6,851,865
8,075,000	4.450% Penske Truck Leasing Company, L.P., 01-29-26 (c)	7,894,475
7,500,000	2.500% Ryder System, Inc., 09-01-24	7,243,125

		$21,989,465
	UTILITIES — 1.51% of Total Net Assets
12,720,000	3.750% Alliant Energy Finance, LLC , 06-15-23 (c)	$12,625,998
7,500,000	4.250% Black Hills Corporation, 11-30-23	7,422,859
4,010,000	2.100% Georgia Power Company, 07-30-23	3,965,732
7,500,000	5.200% National Fuel Gas Company, 07-15-25	7,454,640
5,000,000	.800% WEC Energy Group, Inc., 03-15-24	4,796,535
7,500,000	3.300% Xcel Energy, Inc., 06-01-25	7,247,764

		$43,513,528

		$786,591,370

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2023 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — .99% of Total Net Assets
$10,000,000	United States Treasury bonds 2.250%, 03-31-24	$9,770,666
20,000,000	United States Treasury bonds .750%, 11-15-24	18,941,478

		$28,712,144

	Total Dollar Assets (identified cost $854,733,355)	$815,303,514

	Total Portfolio — 99.24% of total net assets (identified cost $2,160,501,540) (d)	$2,868,863,048
	Other assets, less liabilities (.76% of total net assets)	22,115,316

	Net assets applicable to outstanding shares	$2,890,978,364

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).

(c) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2023, these securities amounted to $155,894,056, or 5.39% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(d) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

SHORT-TERM TREASURY PORTFOLIO Schedule of Investments April 30, 2023 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 98.79% of Total Net Assets
$1,000,000	United States Treasury notes .125%, 05-31-23	$995,974
2,000,000	United States Treasury notes .250%, 09-30-23	1,962,040
1,850,000	United States Treasury notes 2.500%, 05-31-24	1,805,669
2,000,000	United States Treasury notes .625%, 10-15-24	1,894,110
1,300,000	United States Treasury notes 1.500%, 10-31-24	1,246,219
1,500,000	United States Treasury notes 1.375%, 01-31-25	1,429,826
1,800,000	United States Treasury notes 2.625%, 04-15-25	1,751,042

	Total Portfolio — 98.79% of total net assets (identified cost $11,334,043)(a)	$11,084,880
	Other assets, less liabilities (1.21% of total net assets)	135,770

	Net assets applicable to outstanding shares	$11,220,650

	Notes:
	(a) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2023 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 86.80% of Total Net Assets

	ADVERTISING & MARKETING — .99% of Total Net Assets
$1,000,000	4.200% The Interpublic Group of Companies, Inc., 04-15-24	$985,601

		$985,601
	AEROSPACE — .17% of Total Net Assets
170,000	3.850% L3Harris Technologies, Inc., 06-15-23	$169,655

		$169,655
	CHEMICALS — .61% of Total Net Assets
637,000	.875% Westlake Corporation, 08-15-24	$601,858

		$601,858
	COMPUTER SOFTWARE & SERVICES — 4.73% of Total Net Assets
1,750,000	4.150% Trimble, Inc., 06-15-23	$1,745,770
3,000,000	4.750% Trimble, Inc., 12-01-24	2,972,190

		$4,717,960
	CONSUMER PRODUCTS — 12.98% of Total Net Assets
5,650,000	3.222% B.A.T. Capital Corporation, 08-15-24	$5,496,523
1,000,000	7.125% Conagra Brands, Inc., 10-01-26	1,067,338
4,750,000	3.500% Imperial Brands, p.l.c., 07-26-26 (a)	4,492,426
164,000	3.350% Johnson (S.C.) & Son Inc, Inc., 09-30-24 (a)	159,434
1,000,000	3.500% Smucker (J. M.) Company, 03-15-25	977,976
750,000	2.250% Suntory Holdings, Ltd., 10-16-24 (a)	716,970

		$12,910,667
	ELECTRICAL EQUIPMENT & ELECTRONICS — .50% of Total Net Assets
500,000	4.625% Avnet, Inc., 04-15-26	$493,302

		$493,302
	ENERGY SERVICES & PROCESSING — 8.43% of Total Net Assets
5,543,600	4.750% El Paso Energy Capital Trust I, 03-31-28 (b)	$5,142,243
2,000,000	2.625% HF Sinclair Corporation, 10-01-23	1,970,882
1,250,000	5.000% Magellan Midstream Partners, L.P., 03-01-26	1,268,940

		$8,382,065
	ENGINEERING & CONSTRUCTION — 3.04% of Total Net Assets
2,000,000	5.875% Lennar Corporation, 11-15-24	$2,012,175
1,000,000	5.500% PulteGroup, Inc., 03-01-26	1,008,700

		$3,020,875
	ENTERTAINMENT & LEISURE — .53% of Total Net Assets
467,000	7.625% Disney (Walt) Company, 11-30-28	$528,336

		$528,336

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2023 (Unaudited)

Principal Amount		Market Value
	FINANCIAL SERVICES — 14.27% of Total Net Assets
$3,000,000	4.250% Affiliated Managers Group, Inc., 02-15-24	$2,957,721
1,000,000	3.500% Affiliated Managers Group, Inc., 08-01-25	961,289
1,000,000	6.500% B. Riley Financial, Inc., 09-30-26	811,200
1,000,000	3.650% Fifth Third Bancorp, 01-25-24	983,492
1,000,000	3.550% First Horizon Corporation, 05-26-23	994,206
375,000	4.625% KKR Group Finance Company IX, LLC, 04-01-61	286,050
4,500,000	3.750% Lazard Group, LLC, 02-13-25	4,368,094
3,000,000	2.900% Manufacturers & Traders Trust Company, 02-06-25	2,831,047

		$14,193,099
	INSURANCE — 10.02% of Total Net Assets
1,000,000	3.625% Alleghany Corporation, 05-15-30	$954,168
500,000	4.200% Brown & Brown, Inc., 09-15-24	491,707
1,500,000	4.500% Brown & Brown, Inc., 03-15-29	1,440,803
2,000,000	4.500% Horace Mann Educators Corporation, 12-01-25	1,923,200
3,000,000	4.350% Kemper Corporation, 02-15-25	2,936,970
1,750,000	4.400% Mercury General Corporation, 03-15-27	1,698,000
750,000	7.450% Phoenix Companies, Inc., 01-15-32	517,500

		$9,962,348
	MANUFACTURING — 3.80% of Total Net Assets
375,000	8.125% Babcock & Wilcox Enterprises, Inc., 02-28-26	$365,250
3,000,000	4.625% Kennametal, Inc., 06-15-28	2,919,241
500,000	4.550% Keysight Technologies, Inc., 10-30-24	497,098

		$3,781,589
	MATERIALS — .96% of Total Net Assets
1,000,000	2.800% Steel Dynamics, Inc., 12-15-24	$957,500

		$957,500
	MEDICAL DEVICES — .65% of Total Net Assets
750,000	5.546% Haemonetics Corporation, 03-01-26 (b)(c)	$642,218

		$642,218
	NATURAL RESOURCES — 4.93% of Total Net Assets
1,000,000	3.900% Cimarex Energy Company, 05-15-27	$881,596
500,000	1.625% Glencore Funding, LLC, 09-01-25 (a)	461,676
472,000	6.950% Occidental Petroleum Corporation, 07-01-24	480,527
875,000	5.375% Ovintiv Exploration, Inc., 01-01-26	878,478
2,300,000	4.125% Parsley Energy, LLC, 02-15-28 (a)	2,196,355

		$4,898,632
	PHARMACEUTICALS — .36% of Total Net Assets
370,000	2.900% Bristol-Myers Squibb Company, 07-26-24 (a)	$361,927

		$361,927

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2023 (Unaudited)

Principal Amount		Market Value
	REAL ESTATE — 12.79% of Total Net Assets
$2,000,000	4.100% Brandywine Operating Partnership, L.P., 10-01-24	$1,881,252
1,000,000	2.000% Corporate Office Properties, L.P., 01-15-29	773,341
408,000	3.375% Duke Realty, L.P., 12-15-27	379,747
500,000	7.600% First Industrial, L.P., 07-15-28	534,970
1,000,000	4.450% Kimco Realty OP, LLC,, 01-15-24	988,014
1,250,000	3.850% Kimco Realty OP, LLC, 06-01-25	1,198,556
1,000,000	3.400% Piedmont Operating Partnership, L.P., 06-01-23	990,087
620,000	4.600% Realty Income Corporation, 02-06-24	614,007
3,250,000	5.000% Retail Opportunity Investments Corporation, 12-15-23	3,194,648
2,250,000	4.000% Retail Opportunity Investments Corporation, 12-15-24	2,165,969

		$12,720,591
	RETAIL — 2.44% of Total Net Assets
2,500,000	3.500% AutoNation, Inc., 11-15-24	$2,430,450

		$2,430,450
	TRANSPORTATION — 1.93% of Total Net Assets
500,000	2.500% Ryder System, Inc., 09-01-24	$482,875
1,500,000	2.750% Union Pacific Corporation, 03-01-26	1,440,697

		$1,923,572
	UTILITIES — 2.67% of Total Net Assets
1,255,000	4.250% Black Hills Corporation, 11-30-23	$1,242,092
498,000	3.600% Eastern Gas Transmission & Storage, Inc., 12-15-24	485,251
500,000	7.375% National Fuel Gas Company, 06-13-25	524,948
415,000	3.508% Niagara Mohawk Power Corporation, 10-01-24 (a)	400,832

		$2,653,123

	Total Corporate Bonds (identified cost $90,642,555)	$86,335,368

	UNITED STATES TREASURY SECURITIES — 2.00% of Total Net Assets
2,000,000	United States Treasury bills 4.671%, 06-15-23 (c)	$1,988,135

	Total United States Treasury Securities (identified cost $1,988,600)	$1,988,135

Number of Shares
	PREFERRED STOCKS — 10.35% of Total Net Assets

	COMMUNICATIONS SERVICES — 2.01% of Total Net Assets
45,000	7.125% DigitalBridge Group, Inc., Preferred Class H (e)	$933,300
45,000	7.125% DigitalBridge Group, Inc., Preferred Class J (e)	928,350
10,000	6.000% Telephone & Data Systems, Inc., Preferred Class VV (c)	134,300

		$1,995,950
	FINANCIAL SERVICES — 4.23% of Total Net Assets
15,000	5.625% Associated Banc-Corp, Preferred Class F (f)	$303,000
50,000	5.000% Capital One Financial Corporation, Preferred Class I (f)	1,026,000
42,500	7.875% Compass Diversified Holdings, Preferred Class C (f)	1,013,625
10,000	6.000% Merchants Bancorp, Preferred Class C (f)	191,300
15,000	4.450% Schwab (Charles) Corporation, Preferred Class J (f)	310,800
35,000	6.000% Steel Partners Holdings, L.P., Cumulative Preferred Class C, 02-07-26	815,850
35,000	4.875% Washington Federal, Inc., Preferred Class A (f)	549,500

		$4,210,075

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2023 (Unaudited)

Number of Shares		Market Value
	INSURANCE — .33% of Total Net Assets
500,000	6.500% SBL Holdings, Inc., Perpetual Hybrid Subordinated (a)(d)(f)	$326,123

		$326,123
	MANUFACTURING — 1.09% of Total Net Assets
40,000	10.625% Wesco International, Inc., Preferred Class A (d)(e)	$1,088,000

		$1,088,000
	REAL ESTATE — 2.69% of Total Net Assets
45,000	6.375% CTO Realty Growth, Inc., Preferred Class A (e)	$897,750
20,000	6.250% Urstadt Biddle Properties, Inc., Preferred Class H (e)	436,000
65,000	5.875% Urstadt Biddle Properties, Inc., Preferred Class K (e)	1,339,000

		$2,672,750

	Total Preferred Stocks (identified cost $12,208,529)	$10,292,898

	Total Portfolio — 99.15% of total net assets (identified cost $104,839,684) (g)	$98,616,401
	Other assets, less liabilities (.85% of total net assets)	842,895

	Net assets applicable to outstanding shares	$99,459,296

	Notes:

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2023, these securities amounted to $9,115,743, or 9.17% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Convertible security.
	(c) Interest rate represents yield to maturity.
	(d) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of April 30, 2023.
	(e) Cumulative, perpetual preferred stock.
	(f) Non-cumulative, perpetual preferred stock.
	(g) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments April 30, 2023 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 107.28% of Total Net Assets

	AEROSPACE — 5.39% of Total Net Assets
3,000	Lockheed Martin Corporation	$1,393,350

		$1,393,350
	CHEMICALS — 5.56% of Total Net Assets
3,000	Air Products & Chemicals, Inc.	$883,080
3,000	Albemarle Corporation	556,380

		$1,439,460
	COMPUTER SOFTWARE & SERVICES — 6.04% of Total Net Assets
4,000	Autodesk, Inc. (a)	$779,160
40,000	Palantir Technologies, Inc. Class A (a)	310,000
9,000	Twilio, Inc. Class A (a)	473,490

		$1,562,650
	ELECTRICAL EQUIPMENT & ELECTRONICS — 20.72% of Total Net Assets
2,500	Broadcom, Inc.	$1,566,250
15,000	Intel Corporation	465,900
12,000	NVIDIA Corporation	3,329,880

		$5,362,030
	ENERGY SERVICES & PROCESSING — 2.56% of Total Net Assets
15,000	HF Sinclair Corporation	$661,650

		$661,650
	ENGINEERING & CONSTRUCTION — 2.97% of Total Net Assets
7,000	Fluor Corporation (a)	$203,420
5,000	Lennar Corporation Class A	564,050

		$767,470
	ENTERTAINMENT & LEISURE — 8.83% of Total Net Assets
5,000	Disney (Walt) Company (a)	$512,500
5,000	Meta Platforms, Inc. Class A (a)	1,201,600
5,000	Wynn Resorts, Ltd.	571,400

		$2,285,500
	FINANCIAL SERVICES — 11.10% of Total Net Assets
15,000	Affirm Holdings, Inc. Class A (a)	$147,900
5,000	First Republic Bank	17,550
20,000	KeyCorp	225,200
10,000	Morgan Stanley	899,700
10,000	Schwab (Charles) Corporation	522,400
5,000	State Street Corporation	361,300
3,000	Visa, Inc. Class A	698,190

		$2,872,240
	MANUFACTURING — 9.47% of Total Net Assets
3,000	Agilent Technologies, Inc.	$406,290
3,000	Illinois Tool Works, Inc.	725,820
3,000	IPG Photonics Corporation (a)	344,940
3,000	Parker-Hannifin Corporation	974,640

		$2,451,690

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments April 30, 2023 (Unaudited)

Number of Shares		Market Value
	MATERIALS — 2.29% of Total Net Assets
4,000	Nucor Corporation	$592,720

		$592,720
	NATURAL RESOURCES — 16.33% of Total Net Assets
80,000	Birchcliff Energy, Ltd.	$485,280
80,000	Freeport-McMoRan, Inc.	3,032,800
5,000	Nutrien, Ltd.	347,000
10,000	Ovintiv, Inc.	360,800

		$4,225,880
	PHARMACEUTICALS — 3.13% of Total Net Assets
3,000	Amgen, Inc.	$719,220
25,000	Atara Biotherapeutics, Inc. (a)	67,750
10,000	Personalis, Inc. (a)	22,800

		$809,770
	RETAIL — 7.20% of Total Net Assets
2,500	Costco Wholesale Corporation	$1,258,050
5,000	Williams-Sonoma, Inc.	605,200

		$1,863,250
	TRANSPORTATION — 5.69% of Total Net Assets
5,000	Canadian Pacific Kansas City, Ltd.	$394,200
3,000	FedEx Corporation	683,340
5,000	Ryder System, Inc.	395,800

		$1,473,340

451,000	Total Portfolio — 107.28% of total net assets (identified cost $10,713,169) (b)	$27,761,000
	Liabilities, less other assets (7.28% of total net assets)	(1,883,886)

	Net assets applicable to outstanding shares	$25,877,114

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2023 (Unaudited)

NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of April 30, 2023 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$466,759,057	$—	$104,938	$19,726,242
Investments other than securities	352,092,554	—	—	—

	818,851,611	—	104,938	19,726,242
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(110,490,103)	(249,163)	(6,328,221)	(2,678,411)
Investments other than securities	—	—	—	—

	(110,490,103)	(249,163)	(6,328,221)	(2,678,411)

Net unrealized appreciation (depreciation) of investments	$708,361,508	$(249,163)	$(6,223,283)	$17,047,831

VALUATION OF INVESTMENTS

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees. The Fund’s investment adviser has been designated as the Fund’s valuation designee, effective September 8, 2022, with responsibility for fair valuation, subject to oversight by the Fund’s Board of Trustees.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2023 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2023 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1, 2 or 3 during the three months ended April 30, 2023. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the three months then ended.

As of April 30, 2023 and during the three months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$643,425,186	$—	$—	$643,425,186
Silver assets	171,487,023	—	—	171,487,023
Swiss franc assets	5,028,073	219,530,402	—	224,558,475
Real estate and natural resource stocks	487,373,200	—	—	487,373,200
Aggressive growth stocks †	526,715,650	—	—	526,715,650
Dollar assets:
Corporate bonds †	—	786,591,370	—	786,591,370
United States Treasury securities	—	28,712,144	—	28,712,144

Total Portfolio	$1,834,029,132	$1,034,833,916	$—	$2,868,863,048

	63.93%	36.07%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$—	$11,084,880	$—	$11,084,880

Total Portfolio	$—	$11,084,880	$—	$11,084,880

	—%	100.00%	—%	100.00%
VERSATILE BOND PORTFOLIO
Corporate bonds †	$9,093,125	$77,242,243	$—	$86,335,368
United States Treasury securities †	—	1,988,135		1,988,135
Preferred stocks †	9,966,775	326,123	—	10,292,898

Total Portfolio	$19,059,900	$79,556,501	$—	$98,616,401

	19.33%	80.67%	—%	100.00%

AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$27,761,000	$—	$—	$27,761,000

Total Portfolio	$27,761,000	$—	$—	$27,761,000

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds and preferred stocks.

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Schedules of Investments

As of April 30, 2023

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

111 East Kilbourn Avenue

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bank Global Fund Services

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	06/23

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2023 Permanent Portfolio Family of Funds. All rights reserved.